Share-Based Payments - Narrative (Detail)	12 Months Ended
Dec. 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for award	195,000,000
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	520,000,000
Maximum shares available per individual during the plan period	20,000,000
2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares available per individual during the plan period	8,000,000
Restricted Stock Units (RSUs) [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Portfolio Performance Shares [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Performance Shares [Member] | 2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Total Shareholder Return Units (TSRUs) [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Performance Total Shareholder Return Unit (PTSRUs) [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Employee Stock Option [Member] | 2004 Stock Plan, Amended and Restated [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1